FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [text block]
Arauco's financial instruments as of
December 31
, 2018 and December 31, 2017, are displayed in the table below. Regarding those instruments valued at an amortized cost, as estimation of their fair value is displayed for informational purposes.

Financial Instruments	December 2018		December 2017

Thousands of dollars	Carrying amount	Fair Value	Carrying amount	Fair Value

Financial assets at fair value through profit or loss (held for trading)	270,110	270,110	74,849	74,849
Derivatives (1)	75	75	1,679	1,679
Mutual funds (2)	270,035	270,035	73,170	73,170

Financial assets at amortized cost	1,668,045	1,668,045	1,351,712	1,351,712
Cash and cash equivalents (amortized cost)	805,907	805,907	516,716	516,716
Cash	327,132	327,132	209,185	209,185
Time deposits	478,775	478,775	292,105	292,105
Agreements	-	-	15,426	15,426
Accounts Receivable (net)	854,333	854,333	830,452	830,452
Trade and other receivables	751,158	751,158	709,983	709,983
Lease receivable	1,968	1,968	13,106	13,106
Other receivables	101,207	101,207	107,363	107,363
Accounts receivable due from related parties	7,805	7,805	4,544	4,544

Financial assets at fair value through other comprehensive income (5)	20,768	20,768	58,425	58,425

Financial liabilities at amortized cost (3)	5,182,353	5,206,334	5,002,072	5,198,654
Bonds issued denominated in U.S. Dollars	2,062,044	1,948,482	2,057,746	2,135,893
Bonds issued denominated in U.F. (4)	1,439,610	1,544,813	1,244,939	1,333,087
Bank Loans in U.S. Dollars	925,780	962,866	835,099	870,399
Bank borrowing denominated in U.S. Dollars	14,655	14,655	23,358	23,358
Financial leasing	68,187	63,441	112,376	107,363
Trade and other payables	661,848	661,848	717,346	717,346
Accounts payable to related parties	10,229	10,229	11,208	11,208

Financial liabilities at fair value through profit or loss	289	289	137	137

Hedging Liabilities	71,310	71,310	5,256	5,256

(1)         The derivatives are presented in the line item “other financial assets” in the consolidated statements of financial position.
(2)         Although mutual funds are measured at fair value through profit or loss for purposes of the consolidated statements of financial position mutual funds are classified as “Cash and cash equivalents” due to the are highly liquid short-term investment.
(3)         Financial liabilities measured at amortized cost, other than “Trade and other payables”,
“Accounts payable to related parties”

and derivatives are presented in the consolidated statements of financial position in the line item “Other financial liabilities” as current and non-current based on their maturity.
(4)         The Unidad de Fomento (“U.F.”) is a unit of account that is linked to, and is adjusted daily to reflect changes in the Chilean consumer price index.
(5)         Includes guarantee fund for derivatives which correspond to the collateral under swap agreements and hedging assets.

Disclosure of fair value measurement [text block]
The assets and liabilities measured at fair value in the consolidated statements of financial position as of
December 31
, 2018, have been measured based on the valuation methodologies provided in IFRS 13. The methodologies applied for each financial instrument are classified according to their hierarchy as follows:

- Level 1:
Securities or quoted prices in active markets for identical assets and liabilities

- Level 2: Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

- Level 3: Inputs for the assets or liabilities that are not based on observable market data (unobservable inputs).

	December 2018	Level 1	Level 2	Level 3
Fair Value	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Financial assets at fair value
Derivatives	75		75
Mutual Funds	270,035	270,035

Other financial assets	20,768	1,543	19,225

Financial liabilities at fair value
Bonds issued denominated in U.S. Dollars	1,948,482	1,948,482
Bonds issued denominated in U.F. (4)	1,544,813	1,544,813
Bank loans in U.S. Dollars	962,866		962,866
Bank borrowing denominated in other currencies	14,655		14,655
Financial leasing	63,441		63,441

Financial liabilities at fair value through profit or loss	289		289

Hedging liabilities	71,310		71,310

Disclosure of maturity analysis of financial liabilities [Text Block]
The following table sets forth a reconciliation between the financial liabilities and the consolidated statements of financial position as of December 31, 2018 and 2017:

Thousands of dollars	December 2018
	Up to 90 days	From 91 days to 1 year	Other current financial liabilities, Total	From 13 months to 5 years	More than 5 years	Other non- current financial liabilities, Total	Total
Bonds obligations	27,803	262,068	289,871	818,716	2,393,067	3,211,783	3,501,654
Bank borrowing	84,778	130,271	215,049	526,062	199,324	725,386	940,435
Financial Leasing	7,265	23,651	30,916	37,271	-	37,271	68,187
Swap and Forward	1,760	-	1,760	69,839	-	69,839	71,599
Other Financial Liabilities, Total (a)	121,606	415,990	537,596	1,451,888	2,592,391	4,044,279	4,581,875

Thousands of dollars	December 2018
	Up to 90 days	From 91 days to 1 year	Total Current	From 13 months to 5 years	More than 5 years	Total non- current	Total
Trades and other payables	659,618	-	659,618	2,230	-	2,230	661,848
Accounts payable to related companies	10,229	-	10,229	-	-	-	10,229
Accounts Payable, Total (b)	669,847	-	669,847	2,230	-	2,230	672,077
Financial Liabilities, Total (a) + (b)	791,453	415,990	1,207,443	1,454,118	2,592,391	4,046,509	5,253,952

Thousands of dollars	December 2017
	Up to 90 days	From 91 days to 1 year	Other current financial liabilities, Total	From 13 months to 5 years	More than 5 years	Other non- current financial liabilities, Total	Total
Bonds obligations	28,013	34,981	62,994	1,054,926	2,184,765	3,239,691	3,302,685
Bank borrowings	110,700	282,172	392,872	327,424	138,161	465,585	858,457
Financial leasing	9,928	34,413	44,341	68,035	-	68,035	112,376
Swap and Forward	137	-	137	5,256	-	5,256	5,393
Other Financial Liabilities, Total (a)	148,778	351,566	500,344	1,455,641	2,322,926	3,778,567	4,278,911

Thousands of dollars	December 2017
	Up to 90 days	From 91 days to 1 year	Total Current	From 13 months to 5 years	More than 5 years	Total non- current	Total
Trades and other payables	717,342	4	717,346	-	-	-	717,346
Accounts payable to related companies	11,208	-	11,208	-	-	-	11,208
Accounts Payable, Total (b)	728,550	4	728,554	-	-	-	728,554
Financial Liabilities, Total (a) + (b)	877,328	351,570	1,228,898	1,455,641	2,322,926	3,778,567	5,007,465

Disclosure of derivative financial instruments [text block]
A summary of the derivative financial instruments included in the Statements of Financial Position as of the end of this period, is presented below:

Financial Instruments	December 2018 Fair Value ThU.S.$	December 2017 Fair Value ThU.S.$
Assets at fair value through profit or loss (held for trading)	75	1,679
Derivative-Uruguay (1)	75	1,672
Forward (2)	-	7

Hedging Assets	19,226	55,771
Derivative-Uruguay (1)	1,357	3,037
Cross Currency Swaps	17,869	52,734

Financial liabilities at fair value through profit or loss	(289)	(137)
Forward (2)	(2)	(137)
Derivative-Uruguay (1)	(287)	-

Hedging Liabilities	(71,310)	(5,256)
Cross Currency Swaps	(69,086)	(5,248)
Derivative-Uruguay (1)	(2,224)	(8)

(1)	Includes Swap and Forward from Uruguay tables.
(2)	Includes Forwards from Colombia and Chile.

Disclosue of detailed information about outstanding cross currency swap contracts [Text Block]
B
elow are the cross currency swaps that Arauco has as of
December 31
, 2018 and 2017 to cover the exposure to the exchange rate risk generated from bonds denominated in U.F.:

Bond	Institution	Amount U.S.$	Amount U.F.	Starting date	Ending date	Fair Value ThU.S.$ 2018	Fair Value ThU.S. 2017
F	Deutsche - England	43,618,307	1,000,000	10-30-2011	10-30-2021	(3,105)	213
F	JP Morgan - N.A.	43,618,307	1,000,000	10-30-2011	10-30-2021	(3,039)	306
F	Deutsche - England	37,977,065	1,000,000	04-30-2014	04-30-2019	1,707	6,599
F	Scotiabank - Chile	38,426,435	1,000,000	10-30-2014	04-30-2023	2,041	5,252
F	Scotiabank - Chile	38,378,440	1,000,000	10-30-2014	04-30-2023	2,273	5,550
F	Santander - Chile	37,977,065	1,000,000	10-30-2014	04-30-2023	2,715	6,051
F	BCI - Chile	37,621,562	1,000,000	10-30-2014	04-30-2023	3,148	6,549
F	Banco de Chile - Chile	36,250,835	954,545	04-30-2019	10-30-2029	155	-
J	Corpbanca - Chile	42,864,859	1,000,000	09-01-2010	09-01-2020	(3,289)	(292)
J	Scotiabank - Chile	42,864,859	1,000,000	09-01-2010	09-01-2020	(3,289)	(292)
J	Deutsche - England	42,864,859	1,000,000	09-01-2010	09-01-2020	(3,313)	(356)
J	Santander - Spain	42,873,112	1,000,000	09-01-2010	09-01-2020	(3,273)	(263)
J	Scotiabank - Chile	42,864,257	1,000,000	09-01-2010	09-01-2020	(3,197)	(152)
P	Corpbanca - Chile	46,474,122	1,000,000	05-15-2012	11-15-2021	(4,978)	(1,775)
P	JP Morgan - N.A.	47,163,640	1,000,000	11-15-2012	11-15-2021	(5,102)	(1,753)
P	Scotiabank - Chile	42,412,852	1,000,000	11-15-2013	11-15-2023	(882)	1,854
P	Santander - Chile	41,752,718	1,000,000	11-15-2013	11-15-2023	(89)	2,777
P	Deutsche - England	41,752,718	1,000,000	11-15-2013	11-15-2023	(92)	2,800
Q	BCI - Chile	26,990,765	625,000	10-01-2014	04-01-2021	(1,679)	1,022
Q	BCI - Chile	26,997,935	625,000	10-01-2014	04-01-2021	(1,655)	1,070
R	Santander - Chile	128,611,183	3,000,000	10-01-2014	04-01-2024	(7,016)	(365)
R	JP Morgan - England	43,185,224	1,000,000	10-01-2014	04-01-2024	(1,996)	329
R	Corpbanca - Chile	43,277,070	1,000,000	10-01-2014	04-01-2024	(2,015)	327
S	Santander - Chile	201,340,031	5,000,000	11-15-2016	11-15-2026	5,830	12,035
W	Goldman Sachs	40,521,750	1,000,000	10-10-2018	10-10-2028	(2,392)	-
W	Scotiabank - Chile	40,537,926	1,000,000	10-10-2018	10-10-2028	(2,294)	-
W	Goldman Sachs	40,066,555	1,000,000	10-10-2018	10-10-2028	(1,861)	-
X	Santander - Chile	118,400,504	3,000,000	10-10-2018	10-10-2038	(7,976)	-
X	Santander - Chile	97,971,786	2,500,000	10-10-2018	10-10-2038	(6,554)	-
						(51,217)	47,486

Disclosure of detailed information about outstanding commodity contracts [Text Block]
Arauco Uruguay's profits and losses also face exposure to the price variation of certain fuels, as occurs with Fuel Oil N°6, which is used during the cellulose manufacturing process. In order to minimize this risk, the volatility of future flows associated to the purchase of Fuel Oil No. 6 for years 2018, 2019 and part of 2020 has been limited, through forwards of this commodity. The agreements that are in force and effect as of
December 31
, 2018 and 2017, are detailed below:

Commodity	Institution	Notional ThU.S.$	December 2018 Fair Value ThU.S.$
Fuel Oil N°6	JPMorgan Chase Bank, N.A.	6,189	(800)
Fuel Oil N°6	Citibank U.K.	401	(34)
Fuel Oil N°6	DNB Bank ASA	4,837	(568)
			(1,402)

Commodity	Institution	Notional ThU.S.$	December 2017 Fair Value ThU.S.$
Fuel Oil N°6	JPMorgan Chase Bank, N.A.	4,760	1,372
Fuel Oil N°6	DNB Bank ASA	4,002	732
Fuel Oil N°6	Citibank U.K.	761	112
			2,216

Disclosure of detailed information about outstanding interest rate swap contracts [Text Block]
In addition, Arauco Uruguay
'
s maintains an Interest Rate Swap in force and effect, a derivative instrument which purpose is to set the interest rate of a variable rate debt in the same currency (USD). The valuation off this instrument as of
December 31
, 2018 and 2017, is shown below:

Exchange rate	Institution	Notional ThU.S.$	December 2018 Fair Value ThU.S.$
USD	DNB Bank ASA	42,198	936

Exchange rate	Institution	Notional ThU.S.$	December 2017 Fair Value ThU.S.$
USD	DNB Bank ASA	50,638	729

Disclosure of detailed information about non derivative financial assets [Text Block]
As of December 31, 2018 and 2017, there are provisions for impairment for ThU.S.$
15,147
and ThU.S.$
17,785
, respectively.

	December 2018	December 2017
	ThU.S.$	ThU.S.$
Financial assets at amortized cost	1,668,045	1,351,712
Cash and cash equivalents	805,907	516,716
Cash	327,132	209,185
Time Deposits	478,775	292,105
Agreements	-	15,426

Trade and other receivables (net)	862,138	834,996
Trade and other receivables	751,158	709,983
Lease receivable	1,968	13,106
Other receivables	101,207	107,363
Accounts receivable due from related parties	7,805	4,544

Disclosure of composition of cash and cash equivalents [Text Block]
The composition of cash and cash equivalents (including the balance of mutual funds displayed in this note as valuation, instruments at fair value with profit or loss) at December 31, 2018 and December 31, 2017, classified by origin coins is as follows:

	12-31-2018	12-31-2017
	ThU.S.$	ThU.S.$

Cash and Cash Equivalents	1,075,942	589,886
U.S. Dollars	834,513	501,352
Euro	8,295	4,306
Other currencies	52,834	61,037
Chilean pesos	180,300	23,191

Disclosure of detailed information about trade and other receivables by currency wise [Text Block]
The following table sets forth trade and other current/non-current receivables classified by currencies as of December 31, 2018 and December 31, 2017:

	12-31-2018	12-31-2017
	ThU.S.$	ThU.S.$
Trades and other current receivables	839,184	814,412
U.S. Dollars	631,047	550,674
Euros	7,399	20,498
Other currencies	97,002	134,238
Chilean pesos	99,950	106,442
U.F.	3,786	2,560

Accounts receivable from related parties, current	7,324	3,488
U.S. Dollars	591	726
Other currencies	83	171
Chilean pesos	6,169	2,192
U.F.	481	399

Trade and other non-current receivables	15,149	16,040
U.S. Dollars	7,733	4,247
Other currencies	1,067	3,345
Chilean pesos	3,267	6,692
U.F.	3,082	1,756

Accounts receivable from related parties, non-current	481	1,056
U.F.	481	1,056

Disclosure of financial liabilities [text block]
Arauco's financial liabilities to the date of these consolidated financial statements are as follows:

Financial Liabilities	December 2018 ThU.S.$	December 2017 ThU.S.$
Total Financial Liabilities	5,253,952	5,007,465
Financial liabilities at fair value through profit or loss (held for trading)	289	137
Hedging Liabilities	71,310	5,256
Financial Liabilities Measured at Amortized Cost	5,182,353	5,002,072

Disclosure of current portion of non current borrowings [Text Block]
The following table sets forth the current portion of the non-current bank borrowings and debt issued as of December 31, 2018 and 2017.

	December 2018 ThU.S.$	December 2017 ThU.S.$
Bank borrowings - current portion	99,397	92,693
Bonds issued - current portion	81,060	107,268
Total	180,457	199,961

Disclosure of detailed information about non derivative financial liabilities [Text Block]
At the end of each reporting period, Arauco includes in this category bank borrowings, bonds issued denominated in U.S. Dollars and in U.F., trade and other payables.

		12-31-2018	12-31-2017	12-31-2018	12-31-2017
	Currency	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
		Amortized Cost		Fair Value
Total Financial Liabilities		5,182,353	5,002,072	5,206,334	5,198,654
Bonds Issued	U.S. Dollar	2,062,044	2,057,747	1,948,482	2,135,893
Bonds Issued	U.F.	1,439,610	1,244,938	1,544,813	1,333,087
Bank borrowings	U.S. Dollar	925,780	834,908	962,866	870,399
Bank borrowings	Other currencies	14,655	23,549	14,655	23,358
Financial Leasing	U.F.	57,349	96,913	53,594	92,542
Financial Leasing	Chilean pesos	10,838	15,463	9,847	14,821
Trades and Other Payables	U.S. Dollar	187,219	194,342	187,219	194,342
Trades and Other Payables	Euro	7,450	8,848	7,450	8,848
Trades and Other Payables	Other currencies	90,113	158,567	90,113	158,567
Trades and Other Payables	Chilean pesos	348,886	333,529	348,886	333,529
Trades and Other Payables	U.F.	28,180	22,060	28,180	22,060
Related party payables	U.S. Dollar	1,777	1,354	1,777	1,354
Related party payables	Chilean pesos	8,452	9,854	8,452	9,854

Disclosure of financial liabilities at amortized cost [Text Block]

The financial liabilities at amortized cost presented in the consolidated statements of financial positions as of December 31, 2018 and 2017 ar
e as follows:

	December 2018
	ThU.S.$
	Current	Non Current	Total
Other financial liabilities	535,836	3,974,440	4,510,276
Trade and other payables	659,618	2,230	661,848
Accounts payable to related parties	10,229	-	10,229
Total Financial Liabilities Measured at Amortized Cost	1,205,683	3,976,670	5,182,353

	December 2017
	ThU.S.$
	Current	Non Current	Total
Other financial liabilities	500,207	3,773,311	4,273,518
Trade and other payables	717,346	-	717,346
Accounts payable to related parties	11,208	-	11,208
Total Financial Liabilities Measured at Amortized Cost	1,228,761	3,773,311	5,002,072

Disclosure of reconciliation of reserve of cash flow hedges [Text Block]
The following table sets forth the reconciliation balances of cash flow hedges presented in Other Comprehensive Income:

	January-December
	2018	2017	2016
	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance - under IAS 39 and IFRS 9, respectively	4,752	1,096	(55,396)
Amounts restated through reserve of cash flow hedges	(1,918)	-	-
Opening balance - in accordance with IFRS 9	2,834	1,096	(55,396)
Gains (losses) on cash flow hedges	30,321	22,212	84,045
Recycle of cash flow hedges to profit or loss	(15,286)	(16,965)	(10,198)
Income tax	(4,474)	(5,917)	(20,055)
Recycle of income tax	-	4,326	2,700
Closing balance	13,395	4,752	1,096

Disclosure of financial covenants to be complied [Text Block]
The following table sets forth the financial covenants that the Company has to comply with as part of the terms of certain of its obligations:

Instrument	December 2018 ThU.S.$	December 2017 ThU.S.$	Interest coverage >= 2,0x	Debt level (1) <= 1,2x
Domestic bonds (Chile)	1,439,610	1,244,939	N/R	√
Syndicate Loan Scotia	200,563	199,597	√	√
Syndicate Loan Banco Estado - Grayling	287,565	130,953	√	√
N/R: Not required for the financial obligation
(1) Debt to equity ratio (financial debt divided by equity plus non-controlling interests)

Disclosure of external credit grades [text block]
The following table sets forth the credit ratings of our debt instruments as of December 31, 2018
, are as follows:

Instrument	Standard & Poor’s	Fitch Ratings	Moody’s	Feller Rate
Local bonds	-	AA-	-	AA-
Foreign bonds	BBB-	BBB	Baa3	-

Disclosure of capitalization of Arauco [Text Block]
The capitalization of Arauco as of December 31, 2018 and December 31, 2017 is as follows:

	December 2018	December 2017
	ThU.S.$	ThU.S.$
Equity	7,338,971	7,116,893
Bank borrowings	940,435	858,457
Financial leasing	68,187	112,376
Bonds issued	3,501,654	3,302,685
Capitalization	11,849,247	11,390,411

Disclosure of credit risk exposure [text block]
Arauco does not have a
securitized portfolio.

	December 2018	December 2017
	ThU.S.$	ThU.S.$
Current Receivables

Trade receivables	747,258	706,485
Financial lease receivables	1,131	11,932
Other debtors	90,795	95,995
Net subtotal	839,184	814,412

Trade receivables	755,809	716,455
Financial lease receivables	1,131	12,033
Other debtors	93,370	101,663
Gross subtotal	850,310	830,151

Provision for doubtful trade receivables	8,551	9,970
Provision for doubtful lease receivables	-	101
Provision for doubtful other debtors	2,575	5,668
Subtotal Bad Debt	11,126	15,739

Non-Current Receivables

Trade receivables	3,900	3,498
Financial lease receivables	837	1,174
Other debtors	10,412	11,368
Net Subtotal	15,149	16,040

Trade receivables	7,921	5,544
Financial lease receivables	837	1,174
Other debtors	10,412	11,368
Gross subtotal	19,170	18,086

Provision for doubtful trade receivables	4,021	2,046
Provision for doubtful lease receivables	-	-
Provision for doubtful other debtors	-	-
Subtotal Bad Debt	4,021	2,046

Disclosure of financial assets that are either past due or impaired [text block]
Below we provide detail regarding accounts receivable, classified in tranches:

December 31, 2018
Age of trade receivables
Days	Non-past due	1 to 30	31 to 60	61 to 90	91 to 120	121 to 150	151 to 180	181 to 210	211 to 250	More than 250	Total

ThU.S.$	688,024	59,844	854	36	111	43	141	127	69	14,481	763,730
%	90.09%	7.84%	0.11%	0.00%	0.01%	0.01%	0.02%	0.02%	0.01%	1.89%	100%

December 31, 2017
Age of trade receivables
Days	Non-past due	1 to 30	31 to 60	61 to 90	91 to 120	121 to 150	151 to 180	181 to 210	211 to 250	More than 250	Total

ThU.S.$	664,202	39,459	551	955	50	34	2,238	56	97	12,311	719,953
%	92.26%	5.48%	0.08%	0.13%	0.01%	0.00%	0.31%	0.01%	0.01%	1.71%	100%

Arauco applies the simplified approach regarding the expected losses from commercial debtors, which allows for the use of an estimate of expected credit losses over the instrument’s lifespan for all commercial accounts receivable. In order to establish this estimate, the commercial debtors have been grouped in relation to the corresponding risks for sales conditions as well as for tranches, including clients that are up-to-date or in default.

Days	Non- past due	1 to 30	31 to 60	61 to 90	91 to 120	121 to 150	151 to 180	181 to 210	211 to 250	More than 250	Total

Letters of credit	355,755	17,524	8	-	-	-	-	-	-	-	373,287
Loss allowance provision	-	-	-	-	-	-	-	-	-	-	-
Expected loss rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Credit line	332,871	40,629	708	37	36	26	27	18	35	9,552	383,939
Loss allowance provision	-	-	7	4	4	3	3	18	35	9,552	9,626
Expected loss rate	0.00%	0.00%	0.96%	10.00%	10.00%	10.00%	10.00%	100.00%	100.00%	100.00%
Others	1,879	1,473	71	13	124	15	112	106	32	2,679	6,504
Loss allowance provision	-	-	1	1	62	8	56	106	32	2,679	2,945
Expected loss rate	0.00%	0.00%	0.96%	10.00%	50.00%	50.00%	50.00%	100.00%	100.00%	100.00%
Trade receivables, total (ThU.S.$)	690,505	59,626	787	50	160	41	139	124	67	12,231	763,730
Allowance for doubtful accounts, total (ThU.S.$)	-	-	8	5	66	11	59	124	67	12,231	12,571

Disclosure of allowance for credit losses [text block]
Regarding the loss allowance provision for trade receivables and others, below we provide detail for the movements as of
December 31, 2018, 2017 and 2016
:

	2018	2017	2016
	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance at January 1 - under IAS 39	(17,785)	(16,644)	(19,860)
Amounts restated through opening retained earnings	(2,875)	-	-
Opening loss allowance as at January 1, 2018 - under IFRS 9	(20,660)	(16,644)	(19,860)
Increase in loan loss allowance recognised in profit or loss during the year	(5,027)	(3,423)	(2,479)
Receivables written off during the year as uncollectible	8,620	1,806	5,250
Unused amount reversed	1,920	476	445
Closing balance	(15,147)	(17,785)	(16,644)

Disclosure of financial guarantees [Text Block]

Guarantees Arauco Group (ThU.S.$)
Guarantees Debtors (received from clients)
Certificate of deposits	7,107	12.1%
Standby	9,142	15.5%
Promissory notes	31,036	52.7%
Finance	3,605	6.1%
Mortgage	4,551	7.7%
Pledge	2,099	3.6%
Promissory notes	1,400	2.3%
Total Guarantees	58,940	100.0%

Disclosure of detailed information about open account receivables [Text Block]
In summary, the open account debt covered by the various insurance policies and guarantees amounts to 93.4% and, therefore, Arauco’s portfolio exposure amounts to 6.6%.

Secured Open Accounts Receivable	ThU.S.$	%
Total open accounts receivable	424,278	100.0%
Secured receivables (*)	396,275	93.4%
Unsecured receivables	28,003	6.6%

(*) Insured Debt is deemed to be the portion of accounts receivable that is covered by a credit company or by guarantees such as standby letters of credit, mortgages, performance bonds, among others

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
The following tables detail Arauco’s liquidity analysis for its financial liabilities as of December 31, 2018 and December 31, 2017. The tables have been drawn up based on the contractual undiscounted cash outflows and their remaining contractual maturities:

December 31, 2018				Maturity							Total
Tax ID	Name	Currency	Name – Country Loans with banks	Up to 3 months ThU.S.$	3 to 12 months ThU.S.$	1 to 2 years ThU.S.$	2 to 3 years ThU.S.$	3 to 4 years ThU.S.$	4 to 5 years ThU.S.$	More than 5 years ThU.S.$	Current ThU.S.$	Non Current ThU.S.$	Effective rate	Nominal rate
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Scotiabank- Chile	-	1,930	7,951	7,951	7,951	206,584	-	1,930	230,437	3.70%	Libor + 1.10%
-	Arauco Argentina S.A.	U.S. Dollars	Banco Bice	5,040	-	-	-	-	-	-	5,040	-	2.10%	2.10%
-	Arauco Argentina S.A.	U.S. Dollars	Banco Macro	10,054	-	-	-	-	-	-	10,054	-	6.00%	6.00%
-	Arauco Argentina S.A.	U.S. Dollars	BBVA	-	13,071	-	-	-	-	-	13,071	-	5.90%	5.90%
-	Zona Franca Punta Pereira S.A.	U.S. Dollars	Interamerican Development Bank	1,184	1,032	2,435	2,335	2,233	2,126	-	2,216	9,129	4.62%	Libor + 2.05%
-	Zona Franca Punta Pereira S.A.	U.S. Dollars	Interamerican Development Bank	2,940	2,786	5,701	-	-	-	-	5,726	5,701	4.37%	Libor + 1.80%
-	Zona Franca Punta Pereira S.A.	U.S. Dollars	BBVA	-	14,103	-	-	-	-	-	14,103	-	4.06%	Libor + 1.30%
-	Zona Franca Punta Pereira S.A.	U.S. Dollars	Citibank	-	4,517	-	-	-	-	-	4,517	-	4.19%	Libor + 1.25%
-	Zona Franca Punta Pereira S.A.	U.S. Dollars	Scotiabank	-	2,509	-	-	-	-	-	2,509	-	4.39%	Libor + 1.50%
-	Celulosa y Energia Punta Pereira S.A.	U.S. Dollars	Banco Interamericano de Desarrollo	4,770	4,179	9,826	9,411	9,008	8,605	-	8,949	36,850	4.62%	Libor + 2.05%
-	Celulosa y Energia Punta Pereira S.A.	U.S. Dollars	Banco Interamericano de Desarrollo	11,871	11,274	23,035	-	-	-	-	23,145	23,035	4.37%	Libor + 1.80%
-	Celulosa y Energia Punta Pereira S.A.	U.S. Dollars	Finnish Export Credit	24,850	21,578	49,484	47,930	47,207	23,562	-	46,428	168,183	3.20%	3.20%
-	Eufores S.A.	U.S. Dollars	Banco Republica Oriental de Uruguay	8	27,073	-	-	-	-	-	27,081	-	4.12%	Libor + 1.3%
-	Eufores S.A.	U.S. Dollars	Citibank	3	-	-	-	-	-	-	3	-	3.43%	Libor + 2%
-	Eufores S.A.	U.S. Dollars	Banco Itau -Uruguay	24	12,511	-	-	-	-	-	12,535	-	4.17%	Libor + 1.75%
-	Eufores S.A.	U.S. Dollars	Heritage	1,352	-	-	-	-	-	-	1,352	-	4.30%	Libor + 1.75%
-	Eufores S.A.	U.S. Dollars	Banco Santander	20,235	5,021	-	-	-	-	-	25,256	-	3.86%	Libor + 1.3%
-	Arauco Do Brasil S.A.	Brazilian Real	Banco Santander	21	64	48	6	-	-	-	85	54	9.50%	9.50%
-	Arauco Do Brasil S.A.	Brazilian Real	Banco Alfa	17	48	64	64	5	-	-	65	133	10.35%	Tljp+2%+ spread 1.75%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Itau	3	-	-	-	-	-	-	3	-	7.00%	3.50%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Bradesco	9	22	-	-	-	-	-	31	-	6.00%	6.00%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Votorantim	14	-	-	310	310	-	-	14	620	5.00%	5.00%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Safra	18	-	-	-	-	-	-	18	-	6.00%	6.00%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Safra	6	17	23	10	-	-	-	23	33	10.00%	10.00%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Santander	3	14	136	44	44	-	-	17	224	8.38%	8.38%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Santander	34	33	50	129	129	-	-	67	308	10.32%	10.32%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Santander	4	11	14	11	2	-	-	15	27	10.47%	10.49%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Bradesco	21	23	24	24	14	-	-	44	62	9.00%	9.00%
-	Arauco Forest Brasil S.A.	U.S. Dollars	Banco Alfa	2	7	9	5	-	-	-	9	14	17.00%	Cesta+2%+spread 1.8%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Alfa	5	14	19	10	-	-	-	19	29	0.22%	Tljp+2%+Spread 1.8%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Votorantim - Brazil	162	198	-	276	276	-	-	360	552	16.00%	Tljp+1.8%+Spread 2%
-	Arauco Forest Brasil S.A.	U.S. Dollars	Banco Votorantim - Brazil	34	45	-	-	-	-	-	79	-	10.40%	Cesta+1.3%+spread 2%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Bndes Subcrédito A-B-D	3	-	98	394	295	-	-	3	787	21.78%	Tljp + 2.91%
-	Arauco Forest Brasil S.A.	U.S. Dollars	Banco Bndes Subcrédito C	5	-	24	145	120	-	-	5	289	15.22%	Cesta+2.91%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Santander	43	58	181	173	138	-	-	101	492	8.67%	8.67%
-	Mahal Emprendimientos Pat. S.A.	Brazilian Real	Bndes Subcrédito E-I	663	1,946	1,946	-	-	-	-	2,609	1,946	19.78%	Tljp + 2.91%
-	Mahal Emprendimientos Pat. S.A.	Brazilian Real	Bndes Subcrédito F-J	399	1,167	1,167	-	-	-	-	1,566	1,167	21.78%	Tljp + 3.91%
-	Mahal Emprendimientos Pat. S.A.	U.S. Dollars	Bndes Subcrédito G-K	520	1,528	1,697	-	-	-	-	2,048	1,697	15.22%	Cesta + 2.91%
-	Mahal Emprendimientos Pat. S.A.	Brazilian Real	Bndes Subcrédito H-L	444	1,297	1,297	-	-	-	-	1,741	1,297	24.18%	Tljp + 5.11%
-	Mahal Emprendimientos Pat. S.A.	Brazilian Real	Banco Santander	6	18	23	23	-	-	-	24	46	21.96%	Tljp+2%+Spread 2%
-	Mahal Emprendimientos Pat. S.A.	U.S. Dollars	Banco Santander	3	9	13	12	-	-	-	12	25	17.40%	Cesta+2%+Spread 2%
-	Novo Oeste Gestao de Ativos Florestais S.A.	Brazilian Real	Banco Santander	5	18	24	24	2	-	-	23	50	21.96%	Tljp+2%+Spread 2%
-	Novo Oeste Gestao de Ativos Florestais S.A.	U.S. Dollars	Banco Santander	3	9	13	13	2	-	-	12	28	17.40%	Tljp+2%+Spread 2%
-	Flakeboard Company Ltd.	U.S. Dollars	Banco del Estado de Chile	-	2,141	13,164	41,497	40,184	38,872	203,906	2,141	337,623	3.00%	Libor + 1.65%
			Total	84,778	130,271	118,466	110,797	107,920	279,749	203,906	215,049	820,838

December 31, 2018				Maturity							Total
Tax ID	Name	Currency	Name - Country Bonds	Up to 3 months ThU.S.$	3 to 12 months ThU.S.$	1 to 2 years ThU.S.$	2 to 3 years ThU.S.$	3 to 4 years ThU.S.$	4 to 5 years ThU.S.$	More than 5 years ThU.S.$	Current ThU.S.$	Non Current ThU.S.$	Effective rate	Nominal rate
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	-	19,425	25,413	24,656	23,899	23,143	116,673	19,425	213,784	4.24%	4.21%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-F	-	7,770	10,189	9,884	9,579	9,274	47,339	7,770	86,265	4.25%	4.21%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-J	2,132	-	204,731	-	-	-	-	2,132	204,731	3.23%	3.22%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-P	-	1,004	7,857	7,857	25,713	24,999	193,697	1,004	260,123	3.96%	3.96%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-Q	-	20,207	20,576	10,398	-	-	-	20,207	30,974	2.96%	2.98%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-R	-	1,770	7,079	7,079	7,079	7,079	278,892	1,770	307,208	3.57%	3.57%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-S	-	592	4,733	4,733	4,733	4,733	204,991	592	223,923	2.44%	2.40%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-W	-	559	2,487	2,487	2,487	2,487	127,578	559	137,526	2.12%	2.09%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.F.	Barau-X	-	1,317	5,853	5,853	5,853	5,853	326,508	1,317	349,920	2.70%	2.68%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee Bonds 2019	6,168	202,643	-	-	-	-	-	208,811	-	7.26%	7.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2021	4,422	-	10,013	204,527	-	-	-	4,422	214,540	5.02%	5.00%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2022	5,705	-	12,153	12,153	259,785	-	-	5,705	284,091	4.77%	4.75%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2024	9,375	-	22,500	22,500	22,500	22,500	527,024	9,375	617,024	4.52%	4.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2027	-	3,175	19,375	19,375	19,375	19,375	77,500	3,175	155,000	3.90%	3.88%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollars	Yankee 2047	-	3,607	22,000	22,000	22,000	22,000	528,000	3,607	616,000	5.50%	5.50%
			Total	27,802	262,069	374,959	353,502	403,003	141,443	2,428,202	289,871	3,701,109

December 31, 2018				Maturity							Total
Tax ID	Name	Currency	Name - Country Bonds	Up to 3 months ThU.S.$	3 to 12 months ThU.S.$	1 to 2 years ThU.S.$	2 to 3 years ThU.S.$	3 to 4 years ThU.S.$	4 to 5 years ThU.S.$	More than 5 years ThU.S.$	Current ThU.S.$	Non Current ThU.S.$	Effective rate	Nominal rate
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco Santander	148	410	599	599	-	-	-	558	1,198	-	-
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco Scotiabank	1,288	3,158	2,368	2,368	478	478	-	4,446	5,692	-	-
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco Estado	639	1,885	989	989	-	-	-	2,524	1,978	-	-
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco de Chile	1,998	8,891	3,618	3,618	1,556	1,556	-	10,889	10,348	-	-
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco BBVA	545	273	-	-	-	-	-	818	-	-	-
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco Credito e Inversiones	1,313	5,351	2,897	2,897	3,220	3,220	-	6,664	12,234	-	-
85.805.200-9	Forestal Arauco S.A.	Chilean pesos	Banco Chile	284	690	520	520	-	-	-	974	1,040	-	-
85.805.200-9	Forestal Arauco S.A.	Chilean pesos	Banco Credito e Inversiones	679	2,036	1,484	1,484	-	-	-	2,715	2,968	-	-
85.805.200-9	Forestal Arauco S.A.	Chilean pesos	Banco Scotiabank	371	957	673	673	233	234	-	1,328	1,813	-	-
			Total	7,265	23,651	13,148	13,148	5,487	5,488	-	30,916	37,271

December 31, 2017				Maturity							Total

				Up to 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	More than 5		Non
			Name - Country	months	months	years	years	years	years	years	Current	Current	Effective	Nominal
Tax ID	Name	Currency	Loans with banks	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	rate	rate
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollar	Scotiabank- Chile	25	199,572	-	-	-	-	-	199,597	-	1.70%	Libor + 0.70%
-	Zona Franca Punta Pereira	U.S. Dollar	Interamerican Development Bank	1,167	1,032	2,434	2,361	2,282	2,201	2,120	2,199	11,398	3.51%	Libor + 2.05%
-	Zona Franca Punta Pereira	U.S. Dollar	Interamerican Development Bank	2,953	2,787	5,870	5,676	-	-	-	5,740	11,546	3.26%	Libor + 1.80%
-	Zona Franca Punta Pereira	U.S. Dollar	BBVA	14,007	-	-	-	-	-	-	14,007	-	3.13%	Libor + 1.75%
-	Zona Franca Punta Pereira	U.S. Dollar	Citibank	-	4,503	-	-	-	-	-	4,503	-	3.10%	Libor + 1.75%
-	Zona Franca Punta Pereira	U.S. Dollar	Scotiabank	3	2,506	-	-	-	-	-	2,509	-	3.17%	3.17%
-	Celulosa y Energia Punta Pereira	U.S. Dollar	Banco Interamericano de Desarrollo	4,723	4,161	9,828	9,526	9,201	8,885	8,570	8,884	46,010	3.51%	Libor + 2.05%
-	Celulosa y Energia Punta Pereira	U.S. Dollar	Banco Interamericano de Desarrollo	11,946	11,255	23,735	22,938	-	-	-	23,201	46,673	3.26%	Libor + 1.80%
-	Celulosa y Energia Punta Pereira	U.S. Dollar	Finnish Export Credit	25,176	21,214	50,198	49,484	47,929	47,207	23,564	46,390	218,382	3.20%	3.20%
-	Celulosa y Energia Punta Pereira	U.S. Dollar	Dnb Nor Bank	-	45	-	-	-	-	-	45	-	0.00%	Libor + 2%
-	Eufores S.A.	U.S. Dollar	Banco Republica Oriental de Uruguay	24,746	12,564	-	-	-	-	-	37,310	-	3.08%	Libor + 1.75%
-	Eufores S.A.	U.S. Dollar	Citibank	6	-	-	-	-	-	-	6	-	3.43%	Libor + 2%
-	Eufores S.A.	U.S. Dollar	Banco HSBC- Uruguay	1,200	-	-	-	-	-	-	1,200	-	2.91%	Libor + 1.75%
-	Eufores S.A.	U.S. Dollar	Banco Itau -Uruguay	4	12,513	-	-	-	-	-	12,517	-	3.08%	Libor + 1.75%
-	Eufores S.A.	U.S. Dollar	Heritage	1,352	-	-	-	-	-	-	1,352	-	3.03%	Libor + 1.75%
-	Eufores S.A.	U.S. Dollar	Banco Santander	20,230	5,013	-	-	-	-	-	25,243	-	3.06%	Libor + 1.75%
-	Arauco Do Brasil S.A.	Brazilian Real	Banco Santander	23	67	89	46	-	-	-	90	135	9.50%	9.50%
-	Arauco Do Brasil S.A.	Brazilian Real	Banco Alfa	18	56	74	74	74	7	-	74	229	10.75%	Tljp+2%+ spread 1.75%
-	Arauco Do Brasil S.A.	Brazilian Real	Banco Santander	3	7	10	10	7	-	-	10	27	11.00%	Tljp+2%+ spread 2%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Itau	1	-	-	-	-	-	-	1	-	2.50%	2.50%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Itau	13	37	4	-	-	-	-	50	4	3.50%	3.50%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Bradesco	11	33	36	-	-	-	-	44	36	6.00%	6.00%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Votorantim	16	-	-	-	364	364	-	16	728	5.00%	5.00%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Safra	22	65	22	-	-	-	-	87	22	6.00%	6.00%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Safra	7	20	27	27	11	-	-	27	65	10.00%	10.00%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Santander	981	907	-	-	-	-	-	1,888	-	9.50%	9.50%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Santander	-	16	16	8	-	-	-	16	24	9.00%	9.00%
-	Arauco Florestal Arapoti S.A.	Brazilian Real	Banco Santander	12	52	85	74	64	54	-	64	277	10.49%	10.49%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Bradesco	20	69	53	28	28	16	-	89	125	9.00%	9.00%
-	Arauco Forest Brasil S.A.	U.S. Dollar	Banco Alfa	2	7	9	9	5	-	-	9	23	8.20%	Cesta+2%+spread 1.8%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Alfa	6	17	23	22	11	-	-	23	56	10.80%	Tljp+2%+Spread 1.8%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Itau -Brazil	1	-	-	-	-	-	-	1	-	2.50%	2.50%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Votorantim - Brazil	192	619	403	-	322	322	-	811	1,047	8.10%	Tljp+1.8%+Spread 2%
-	Arauco Forest Brasil S.A.	U.S. Dollar	Banco Votorantim - Brazil	34	-	78	-	-	-	-	34	78	7.70%	Cesta+1.3%+spread 2%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Bndes Subcrédito A-B-D	4	-	-	115	458	344	-	4	917	9.82%	Tljp + 2.91%
-	Arauco Forest Brasil S.A.	U.S. Dollar	Banco Bndes Subcrédito C	5	-	-	24	145	120	-	5	289	7.30%	Cesta+2.91%
-	Arauco Forest Brasil S.A.	Brazilian Real	Banco Santander	995	984	107	212	202	161	-	1,979	682	8.90%	8.90%
-	Mahal Emprendimientos Pat. S.A.	Brazilian Real	Bndes Subcrédito E-I	23	754	3,017	2,262	-	-	-	777	5,279	9.91%	Tljp + 2.91%
-	Mahal Emprendimientos Pat. S.A.	Brazilian Real	Bndes Subcrédito F-J	16	452	1,810	1,358	-	-	-	468	3,168	10.91%	Tljp + 3.91%
-	Mahal Emprendimientos Pat. S.A.	U.S. Dollar	Bndes Subcrédito G-K	63	339	2,037	1,697	-	-	-	402	3,734	7.31%	Cesta + 2.91%
-	Mahal Emprendimientos Pat. S.A.	Brazilian Real	Bndes Subcrédito H-L	19	504	2,011	1,509	-	-	-	523	3,520	12.11%	Tljp + 5.11%
-	Mahal Emprendimientos Pat. S.A.	Brazilian Real	Banco Santander	-	-	27	27	27	-	-	-	81	11.00%	Tljp+2%+Spread 2%
-	Mahal Emprendimientos Pat. S.A.	U.S. Dollar	Banco Santander	-	-	13	13	12	-	-	-	38	8.40%	Cesta+2%+Spread 2%
-	Novo Oeste Gestao de Ativos Florestais S.A.	Brazilian Real	Banco Santander	-	1	26	28	28	2	-	1	84	11.00%	Tljp+2%+Spread 2%
-	Novo Oeste Gestao de Ativos Florestais S.A.	U.S. Dollar	Banco Santander	-	1	12	13	13	1	-	1	39	8.40%	Tljp+2%+Spread 2%
-	Flakeboard America Ltd	U.S. Dollar	Banco del Estado de Chile	675	-	5,060	4,839	17,925	17,925	111,309	675	157,058	3.00%	Libor + 1.65%
			Total	110,700	282,172	107,114	102,380	79,108	77,609	145,563	392,872	511,774

December 31, 2017				Maturity							Total
				Up to 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	More than 5		Non
			Name - Country	months	months	years	years	years	years	years	Current	Current	Effective	Nominal
Tax ID	Name	Currency	Bonds	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	rate	rate
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.F.	Barau-F	-	1,528	28,132	27,301	26,469	25,638	156,181	1,528	263,721	4.24%	4.21%
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.F.	Barau-F	-	611	11,340	11,005	10,670	10,335	62,958	611	106,308	4.25%	4.21%
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.F.	Barau-J	2,342	-	7,027	224,916	-	-	-	2,342	231,943	3.23%	3.22%
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.F.	Barau-P	-	1,103	8,633	8,633	8,633	28,334	240,175	1,103	294,408	3.96%	3.96%
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.F.	Barau-Q	-	22,364	23,445	22,796	11,154	-	-	22,364	57,395	2.96%	2.98%
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.F.	Barau-R	-	1,944	7,777	7,777	7,777	7,777	314,228	1,944	345,336	3.57%	3.57%
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.F.	Barau-S	-	650	5,200	5,200	5,200	5,200	230,228	650	251,028	2.44%	2.89%
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.S. Dollar	Yankee 2019	6,168	-	217,034	-	-	-	-	6,168	217,034	7.26%	7.25%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollar	Yankee 2021	4,422	-	10,013	10,013	204,138	-	-	4,422	224,164	5.02%	5.00%
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.S. Dollar	Yankee 2022	5,705	-	12,153	12,153	12,153	259,072	-	5,705	295,531	4.77%	4.75%
93.458.000-1	Celulosa Arauco y Constitucion S.A.	U.S. Dollar	Yankee 2024	9,375	-	22,500	22,500	22,500	22,500	548,324	9,375	638,324	4.52%	4.50%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollar	Yankee 2027	-	3,175	19,375	19,375	19,375	19,375	582,479	3,175	659,979	3.90%	3.88%
93.458.000-1	Celulosa Arauco y Constitución S.A.	U.S. Dollar	Yankee 2047	-	3,607	22,000	22,000	22,000	22,000	943,160	3,607	1,031,160	5.50%	5.50%
			Total	28,012	34,982	394,629	393,669	350,069	400,231	3,077,733	62,994	4,616,331

December 31, 2017				Maturity							Total
				Up to 3	3 to 12	1 to 2	2 to 3	3 to 4	4 to 5	More than 5		Non
			Name - Country	months	months	years	years	years	years	years	Current	Current	Effective	Nominal
Tax ID	Name	Currency	Lease	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	rate	rate
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco Santander	168	1,026	983	983	-	-	-	1,194	1,966	-	-
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco Scotiabank	1,563	3,772	4,139	4,139	638	638	-	5,335	9,554	-	-
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco Estado	749	2,182	2,318	2,318	230	230	-	2,931	5,096	-	-
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco de Chile	3,346	13,995	7,886	7,886	2,247	2,247	-	17,341	20,266	-	-
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco BBVA	1,151	3,421	447	447	-	-	-	4,572	894	-	-
85.805.200-9	Forestal Arauco S.A.	U.F.	Banco Credito e Inversiones	1,443	5,901	4,856	4,856	5,354	5,354	-	7,344	20,420	-	-
85.805.200-9	Forestal Arauco S.A.	Chilean Pesos	Banco Santander	50	17	-	-	-	-	-	67	-	-	-
85.805.200-9	Forestal Arauco S.A.	Chilean Pesos	Banco Chile	607	1,547	1,015	1,015	123	123	-	2,154	2,276	-	-
85.805.200-9	Forestal Arauco S.A.	Chilean Pesos	Banco Credito e Inversiones	767	2,301	3,032	3,032	179	179	-	3,068	6,422	-	-
85.805.200-9	Forestal Arauco S.A.	Chilean Pesos	Banco Scotiabank	84	251	334	334	237	236	-	335	1,141	-	-
			Total	9,928	34,413	25,010	25,010	9,008	9,007	-	44,341	68,035

Disclosure of financial guarantees granted [Text block]
Direct and indirect guarantees granted by Arauco:

DIRECT
Subsidiary	Guarantee	Assets Pledged	Currency	ThU.S.$	Guarantor
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Chilean Pesos	488	Directorate General of Maritime Territory and Merchant Marine
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Chilean Pesos	313	Directorate General of Maritime Territory and Merchant Marine
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Chilean Pesos	230	Directorate General of Maritime Territory and Merchant Marine
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Chilean Pesos	209	Directorate General of Maritime Territory and Merchant Marine
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Chilean Pesos	120	National Customs Service
Forestal Arauco S.A.	Guarantee letter	-	Chilean Pesos	831	CODELCO S.A.
Arauco Forest Brasil S.A.	Mortgage Industrial Plant of Jaguariaíva of Arauco do Brasil	-	U.S. Dollar	39,566	BNDES
Arauco Forest Brasil S.A.	Endorsement of ADB + Guarantee Letter AISA	-	U.S. Dollar	3,022	Bank Votorantim S.A.
Arauco Forest Brasil S.A.	Endorsement of Arauco do Brasil	-	U.S. Dollar	550	Bank Votorantim S.A.
Arauco Forest Brasil S.A.	Equipment	Property plant and equipment	U.S. Dollar	115	Bank Santander S.A.
Arauco Forest Brasil S.A.	Equipment	Property plant and equipment	U.S. Dollar	192	Bank Santander S.A.
Arauco Forest Brasil S.A.	Equipment	Property plant and equipment	U.S. Dollar	97	Bank Bradesco S.A.
Arauco do Brasil S.A.	Equipment	Property plant and equipment	U.S. Dollar	179	Bank Santander S.A.
Arauco do Brasil S.A.	Equipment	Property plant and equipment	U.S. Dollar	176	Bank Alpha S.A.
Arauco Florestal Arapoti S.A.	Endorsement of Arauco do Brasil	-	U.S. Dollar	621	Bank Votorantim S.A.
Arauco Florestal Arapoti S.A.	Equipment	Property plant and equipment	U.S. Dollar	332	Bank Safra S.A.
Arauco Florestal Arapoti S.A.	Equipment	Property plant and equipment	U.S. Dollar	198	Bank Santander S.A.
Arauco Florestal Arapoti S.A.	Equipment	Property plant and equipment	U.S. Dollar	172	Bank Itaú BBA S.A.
		Total		47,411

INDIRECT
Subsidiary	Guarantee	Assets Pledged	Currency	ThU.S.$	Guarantor
Celulosa Arauco y Constitución S.A.	Suretyship not supportive and cumulative	-	U.S. Dollar	322,234	Joint Ventures (Uruguay)
Celulosa Arauco y Constitución S.A.	Full Guarantee	-	U.S. Dollar	287,000	Arauco Forest Brasil y Mahal (Brasil)
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	U.S. Dollar	4,039	Arauco Forest Brasil y Mahal (Brasil)
Celulosa Arauco y Constitución S.A.	Guarantee letter	-	Brazilian Real	11,115	Arauco Forest Brasil y Mahal (Brasil)

		Total		624,388

Disclosure of financial instruments by type of interest rate [text block]
Thousands of dollars	December 2018 ThU.S.$	Total
Fixed rate	3,807,932	84.4%
Bonds issued	3,501,654
Bank borrowings (*)	238,091
Financial leasing	68,187
Variable rate	702,344	15.6%
Bonds issued	-
Loans with Banks	702,344
Total	4,510,276	100.0%

Thousands of dollars	December 2017 ThU.S.$	Total
Fixed rate	3,676,210	86.0%
Bonds issued	3,302,685
Bank borrowings (*)	261,149
Financial leasing	112,376
Variable rate	597,308	14.0%
Bonds issued	-
Loans with Banks	597,308
Total	4,273,518	100.0%
(*) Includes variable rate bank borrowings changed by fixed rate swaps.

Colombia
Disclosure of detailed information about outstanding forward contracts [Text Block]
Forward contracts that are in force and effect, executed by Arauco Colombia as of
December 31
, 2018 and 2017, are detailed in the following table:

Exchange rate	Institution	Amount ThU.S.$	Starting date	Ending date	December 2018 Fair Value ThU.S.$
USDCOP	Corpbanca Colombia	1,500	10-31-2018	01-09-2019	(2)
USDCOP	Corpbanca Colombia	1,700	11-26-2018	02-12-2019	-
USDCOP	Corpbanca Colombia	1,600	12-20-2018	03-12-2019	-
					(2)

Exchange rate	Institution	Amount ThU.S.$	Starting date	Ending date	December 2017 Fair Value ThU.S.$
USDCOP	BBVA Colombia	6,000	10-11-2017	01-10-2018	(1)
USDCOP	Corpbanca Colombia	8,000	11-14-2017	02-13-2018	(136)
USDCOP	Corpbanca Colombia	2,100	12-21-2017	03-12-2018	7
					(130)

Uruguay
Disclosure of detailed information about outstanding forward contracts [Text Block]
As of
December 31
, 2018 and 2017, Arauco Uruguay maintains the following forward contracts in force and effect for the purposes of ensuring an exchange rate for sale of dollars:

Exchange rate	Institution	Notional ThU.S.$	December 2018 Fair Value ThU.S.$
UYUUSD	Banco Santander Uy	14,880	(586)
UYUUSD	HSBC Uruguay	11,610	(56)
UYUUSD	Citibank U.K.	4,425	29
			(613)

Exchange rate	Institution	Notional ThU.S.$	December 2017 Fair Value ThU.S.$
UYUUSD	Banco Santander Uy	24,000	1,213
UYUUSD	Citibank U.K.	-	-
UYUUSD	HSBC Uruguay	9,000	543
			1,756